INCOME TAXES - 10-K - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 104	$ 104
Increases related to current year tax positions	716	0
Increases related to prior year tax positions	2,225	0
Unrecognized tax benefits at end of year	$ 3,045	$ 104